UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07583
                                   ---------

                            HSBC ADVISOR FUNDS TRUST
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      452 FIFTH AVENUE, NEW YORK, NY 10018
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

     CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO 43219
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND (ADVISOR SHARES)
Schedule of Portfolio Investments
July 31, 2007
(Unaudited)
                                                                    VALUE($)
                                                                   ----------

INVESTMENT IN AFFILIATED INVESTMENT COMPANY (100.5%)

HSBC Investor Core Plus Fixed Income Portfolio                     84,341,752
                                                                   ----------

TOTAL INVESTMENTS-  100.5%                                         84,341,752
                                                                   ==========

------------
Percentages indicated are based on net assets of $83,953,107.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
July 31, 2007
(Unaudited)
                                                                     VALUE($)
                                                                   -----------
INVESTMENT IN AFFILIATED INVESTMENT COMPANY (99.9%)

HSBC Investor International Equity Portfolio                       364,158,859
                                                                   -----------

TOTAL INVESTMENTS- 99.9%                                           364,158,859
                                                                   ===========

------------
Percentages indicated are based on net assets of $364,433,336.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR OPPORTUNITY FUND (ADVISOR SHARES)
Schedule of Portfolio Investments
July 31, 2007
(Unaudited)
                                                                     VALUE($)
                                                                   -----------
INVESTMENT IN AFFILIATED INVESTMENT COMPANY (100.1%)

HSBC Investor Opportunity Portfolio                                135,750,058
                                                                   -----------

TOTAL INVESTMENTS- 100.1%                                          135,750,058
                                                                   ===========

------------
Percentages indicated are based on net assets of $135,682,034.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)


                                                    SHARES OR
                                                    PRINCIPAL
                                                    AMOUNT ($)    VALUE ($)
                                                    ----------    ---------
U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 49.1%
Federal Home Loan Mortgage Corporation. - 13.8%
Pool #G12317, 5.50%, 8/1/21                           1,190,677     1,176,062
Pool #C00368, 8.50%, 10/1/24                             27,691        29,641
Pool #D62926, 6.50%, 8/1/25                              19,905        20,284
Pool #C80387, 6.50%, 4/1/26                              29,382        29,943
Pool #C00922, 8.00%, 2/1/30                             186,315       196,297
Pool #C54447, 7.00%, 7/1/31                              38,953        40,228
Pool #G01317, 7.00%, 10/1/31                            142,173       146,826
Pool #C60712, 6.50%, 11/1/31                            617,332       630,368
Pool #847557, 5.36%, 7/1/34 (a)                       1,216,375     1,234,825
Pool #1B2655, 4.15%, 12/1/34 (a)                      1,215,508     1,219,268
Pool #1J1313, 6.46%, 6/1/36 (a)                       1,583,704     1,593,028
Pool #G02981, 6.00%, 6/1/37                           1,229,244     1,219,582
TBA August, 5.50%, 8/15/36                            7,650,000     7,389,426
TBA August, 6.00%, 8/15/37                            1,900,000     1,884,563
                                                                  ------------
                                                                   16,810,341
                                                                  ------------
Federal National Mortgage Association - 16.3%
Pool #398958, 6.50%, 10/1/12                             58,101        59,403
Pool #781922, 5.00%, 2/1/21                           2,437,392     2,363,215
Pool #329655, 7.00%, 11/1/25                             39,386        40,828
Pool #329530, 7.00%, 12/1/25                             81,843        84,838
Pool #535332, 8.50%, 4/1/30                              41,980        45,038
Pool #548965, 8.50%, 7/1/30                              45,303        48,621
Pool #535440, 8.50%, 8/1/30                              48,306        51,845
Pool #253438, 8.50%, 9/1/30                              40,778        43,765
Pool #568486, 7.00%, 1/1/31                              39,255        40,736
Pool #573752, 8.50%, 2/1/31                              36,827        39,525
Pool #575328, 6.50%, 4/1/31                              49,785        50,774
Pool #356905, 7.41%, 10/1/36 (a)                        177,825       179,553
Pool #922090, 5.93%, 3/1/37                           2,239,317     2,247,427
Pool #256723, 6.50%, 5/1/37                           1,191,612     1,203,686
TBA August
   5.00%, 8/1/33                                      7,370,000     6,911,674
   6.00%, 8/15/36                                     2,900,000     2,872,812
TBA August, 5.50%, 8/15/37                            3,710,000     3,582,469
                                                                  ------------
                                                                   19,866,209
                                                                  ------------
Government National Mortgage Association - 1.1%
Pool #346406, 7.50%, 2/15/23                             48,197        50,451
Pool #412530, 7.50%, 12/15/25                            76,831        80,535
Pool #781300, 7.00%, 6/15/31                            139,064       145,287
TBA August, 6.00%, 8/15/36                            1,080,000     1,078,313
                                                                  ------------
                                                                    1,354,586
                                                                  ------------
U.S. Treasury Bonds - 1.7%
   4.50%, 2/15/36                                     2,130,000     1,991,550
                                                                  ------------
                                                                    1,991,550
                                                                  ------------
U.S. Treasury Notes - 16.2%
   4.75%, 2/28/09                                     1,750,000     1,752,734
   3.88%, 5/15/09                                     4,000,000     3,950,312
   4.75%, 1/31/12                                     1,480,000     1,489,712
   4.63%, 2/29/12                                       650,000       650,711
   4.50%, 3/31/12                                     1,520,000     1,512,637
   4.75%, 5/31/12                                     2,640,000     2,656,088
   4.25%, 8/15/14                                     3,800,000     3,694,611
   4.63%, 11/15/16                                    3,985,000     3,936,431
   4.50%, 5/15/17                                        75,000        73,400
                                                                  ------------
                                                                   19,716,636
                                                                  ------------

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(COST $59,690,592)                                                 59,739,322
                                                                  ------------
CORPORATE OBLIGATIONS - 27.8%
AUTO MANUFACTURERS - 0.7%
General Motors, 8.25%, 7/15/23                        1,000,000       815,000
                                                                  ------------
                                                                      815,000
                                                                  ------------
BANKING - 1.4%
American Express Centurion
  Bank, 5.95%, 6/12/17                                  700,000       703,460
Bank of America N.A., 6.10%,
  6/15/17                                             1,000,000     1,007,843
                                                                  ------------
                                                                    1,711,303
                                                                  ------------
BUILDING & CONSTRUCTION PRODUCTS - 0.9%
Martin Marietta Materials,
  Inc., 5.51%, 4/30/10 (a)                              600,000       599,812
Masco Corp., 5.66%, 3/12/10 (a)                         550,000       544,667
                                                                  ------------
                                                                    1,144,479
                                                                  ------------
CONSUMER PRODUCTS - 1.3%
Kimberly-Clark Corp., 6.63%,
  8/1/37                                              1,550,000     1,559,061
                                                                  ------------
                                                                    1,559,061
                                                                  ------------
ELECTRIC - 3.7%
MidAmerican Energy Co.,
  5.95%, 7/15/17                                      2,900,000     2,916,318
Progress Energy, Inc., 5.76%,
  11/14/08, Callable 8/14/07
  @ 100 (a)                                           1,000,000     1,001,539
Puget Sound Energy, Inc.,
  6.97%, 6/1/67, Callable 6/1/17 @ 100                  600,000       588,933
                                                                  ------------
                                                                    4,506,790
                                                                  ------------
FINANCE - 7.9%
Ford Motor Credit Co., LLC,
  4.95%, 1/15/08                                      2,000,000     1,975,264
Ford Motor Credit Co., LLC,
  5.80%, 1/12/09                                      1,250,000     1,200,384
Ford Motor Credit Co., LLC,
  7.25%, 10/25/11                                       150,000       137,099
General Motors Acceptance
  Corp., 4.38%, 12/10/07                              2,250,000     2,220,170
Preferred Term Securities
  Ltd., 8.79%, 9/15/30,
  Callable 9/15/10 @ 104.395 (b)                        895,548       987,342
Preferred Term Securities
  XXII Ltd., 5.70%, 9/22/36,
  Callable 6/22/11 @ 100
  (a)(b)                                              1,100,000     1,099,450
SLM Corp., 4.00%, 1/15/10                             1,000,000       936,552
SLM Corp., 4.50%, 7/26/10                               350,000       327,299

Xtra Finance Corp., 5.15%,
  4/1/17 (b)                                            750,000       721,758
                                                                  ------------
                                                                    9,605,318
                                                                  ------------
HOSPITALS - 1.6%
HCA Inc., 8.75%, 9/1/10                               2,000,000     1,945,000
                                                                  ------------
                                                                    1,945,000
                                                                  ------------
MEDIA - 0.5%
News America Holdings, 7.90%,
  12/1/95                                               500,000       541,684
                                                                  ------------
                                                                      541,684
                                                                  ------------
OFFICE EQUIPMENT & SERVICES - 0.5%
Xerox Corp., 6.11%, 12/18/09 (a)                        550,000       556,841
                                                                  ------------
                                                                      556,841
                                                                  ------------
RETAIL - 2.1%
Home Depot, Inc., 5.88%,
  12/16/36                                            2,000,000     1,736,506
Wal-Mart Stores, Inc., 5.88%,
  4/5/27                                                900,000       869,899
                                                                  ------------
                                                                    2,606,405
                                                                  ------------
TELECOMMUNICATIONS - 3.5%
AOL Time Warner, Inc., 7.70%,
  5/1/32                                              1,150,000     1,238,729
AT&T, Inc., 5.10%, 9/15/14                              500,000       473,544
BellSouth Telecommunications,
  7.00%, 12/1/95                                        700,000       673,397
Sprint Nextel Corp., 6.00%,
  12/1/16                                             1,000,000       943,710
Time Warner Entertainment
  Co., 8.38%, 3/15/23                                   800,000       922,001
                                                                  ------------
                                                                    4,251,381
                                                                  ------------
TRANSPORTATION - 3.7%
Burlington North Santa Fe,
  5.65%, 5/1/17                                         600,000       577,314
Burlington North Santa Fe,
  7.57%, 1/2/21                                         294,292       325,893
Continental Airlines, Inc.,
  5.98%, 4/19/22                                      1,250,000     1,199,212
Union Pacific Corp., 5.65%,
  5/1/17                                              1,200,000     1,164,886
Union Pacific Corp., 6.85%,
  1/2/19                                              1,161,581     1,240,626
                                                                  ------------
                                                                    4,507,931
                                                                  ------------

TOTAL CORPORATE OBLIGATIONS
(COST $34,045,108)                                                 33,751,193
                                                                  ------------
ASSET BACKED SECURITIES - 11.2%
Americredit Automobile
  Receivables Trust, Series
  2005-CF, Class A3, 4.47%,
  5/6/10                                              1,078,691     1,075,922
Asset Backed Funding
  Certificates, Series
  2003-AHL1, Class A1, 3.68%,
  3/25/33                                               738,743       670,627
Cairn Mezzanine plc, Series
  2007-3A, Class B1, 6.24%,
  8/13/47 (a)(b)                                        905,000       791,625
Capital Auto Receivables
  Asset Trust, Series 2006-1,
  Class A2A, 5.03%, 9/15/08                             384,166       383,896
Capital One Auto Finance
  Trust, Series 2006-B, Class
  A2, 5.53%, 5/15/09                                    147,658       147,653
Citibank Credit Card Issuance
  Trust, 5.35%, 7/12/12 (a)                           1,500,000     1,499,455
Citigroup Mortgage Loan
  Trust, Inc., Series
  2005-WF2, Class AF2, 4.92%,
  8/25/35                                               181,561       180,680
Countrywide Asset-Backed
  Certificates, Series
  2006-S4, Class A3, 5.80%,
  7/25/34                                             1,060,000     1,054,681
Dominos Pizza Master Issuer
  LLC, Series 2007 - 1, Class
  A2, 5.26%, 4/25/37 (b)                              1,200,000     1,180,103
GE Business Loan Trust,
  Series 2006-2A, Class A,
  5.50%, 11/15/34 (a)(b)                              1,485,382     1,479,736
GE Equipment Small Ticket
  LLC, Series 2005-2A, Class
  A3, 4.88%, 10/22/09 (b)                             1,800,034     1,795,296
GMAC Mortgage Corp., Loan
  Trust, Series 2006-HE3,
  Class A3, 5.81%, 10/25/36                             900,000       898,849
MBNA Credit Card Master Note
  Trust, Series 2006-A4,
  Class A4, 5.31%, 9/15/11 (a)                        1,000,000     1,000,159
SLM Student Loan Trust,
  Series 2005-A, Class A1,
  5.40%, 6/15/18 (a)                                  1,520,333     1,520,151
                                                                  ------------

TOTAL ASSET BACKED SECURITIES
(COST $13,856,017)                                                 13,678,833
                                                                  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8%
Banc of America Mortgage
  Securities, Series 2005-D,
  Class 2A4, 4.77%, 5/25/35 (a)                       1,100,000     1,088,795
Countrywide Home Loans,
  Series 2003-8, Class A2,
  5.82%, 5/25/18 (a)                                    995,030     1,003,314
Deutsche Mortgage Securities,
  Inc., Series 2005-WF1,
  Class 1A1, 5.06%, 6/26/35
  (a)(b)                                              1,276,680     1,266,382
Fannie Mae, Series 2007-13,
  Class FA, 5.57%, 3/25/37 (a)                        1,728,671     1,723,553
Fannie Mae IO, Series 270,
  Class 2, 8.50%, 9/1/23 (c)                             47,169        12,182
Fannie Mae IO, Series 296,
  Class 2, 8.00%, 4/1/24 (c)                             57,341        14,479
Fannie Mae IO, Series
  2000-16, Class PS, 3.28%,
  10/25/29 (a)(c)                                        38,653         1,806
Fannie Mae IO, Series
  2000-32, Class SV, 3.28%,
  3/18/30 (a)(c)                                          8,954           150
Fannie Mae IO, Series 306,
  Class IO, 8.00%, 5/1/30 (c)                            67,065        18,103
Fannie Mae IO, Series 2001-4,
  Class SA, 2.23%, 2/17/31
  (a)(c)                                                229,284        14,684
FHA Weyerhauser, 7.43%,
  1/1/24                                                 33,370        33,370
Freddie Mac, Series 2988,
  Class AF, 5.62%, 6/15/35 (a)                        1,170,643     1,162,991
Freddie Mac, Series 3212,
  Class BK, 5.40%, 9/15/36                              900,000       857,893
Freddie Mac IO, Series 1534,
  Class K, 2.03%, 6/15/23
  (a)(c)                                                148,393         6,974
Freddie Mac IO, Series 2141,
  Class SD, 2.83%, 4/15/29
  (a)(c)                                                119,718        11,649

Freddie Mac IO, Series 2247,
  Class SC, 2.18%, 8/15/30
  (a)(c)                                                 64,835         3,563
Freddie Mac Reference Remic,
  Series R008, Class FK,
  5.72%, 7/15/23 (a)                                  1,504,469     1,506,209
Government National Mortgage
  Association IO, Series
  1999-30, Class SA, 2.68%,
  4/16/29 (a)(c)                                         81,516         5,016
Government National Mortgage
  Association IO, Series
  1999-30, Class S, 3.28%,
  8/16/29 (a)(c)                                         60,902         4,791
Morgan Stanley Mortgage Loan
  Trust, Series 2006-3AR,
  Class 2A3, 5.77%, 3/25/36 (a)                       1,292,251     1,305,864
Residential Accredit Loans,
  Inc., Series 2007-QS1,
  Class 2A8, 5.62%, 1/25/37 (a)                       2,132,265     2,129,856
Residential Accredit Loans,
  Inc., Series 2007-QS2,
  Class A4, 6.25%, 1/25/37                            1,051,474     1,047,219
Residential Asset
  Securitization Trust,
  Series 2003-A15, Class 1A2,
  5.77%, 2/25/34 (a)                                  1,644,520     1,649,565
Residential Asset
  Securitization Trust,
  Series 2006-A1, Class 1A3,
  6.00%, 4/25/36                                        640,535       641,687
                                                                  ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $15,522,295)                                                 15,510,095
                                                                  ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 10.8%
Bear Stearns Commercial
  Mortgage Securities, Series
  2006-T24, Class A4, 5.43%,
  10/12/41                                            1,100,000     1,071,433
Citigroup Commercial Mortgage
  Trust, Series 2006-C5,
  Class A2, 5.38%, 10/15/49                           1,100,000     1,090,126
Citigroup/Deutsche Bank
  Commercial Mortgage Trust,
  Series 2007-CD4, Class A2B,
  5.21%, 12/11/49                                     1,300,000     1,276,758
Commercial Mortgage Pass -
  Through Certificate, Series
  2005-FL11, Class A1, 5.47%,
  11/15/17 (a)(b)                                       264,201       264,203
Commercial Mortgage Pass -
  Through Certificate, Series
  2006-FL12, Class A2, 5.42%,
  12/15/20 (a)(b)                                     2,036,919     2,036,392
CWCapital Cobalt, Series
  2006-C1, Class A2, 5.17%,
  8/15/48                                             1,232,000     1,211,044
DLJ Mortgage Acceptance
  Corp., IO, Series 1997-CF1,
  Class S, 0.90%, 5/15/30
  (a)(b)(c)(d)                                           58,308           835
Greenwich Capital Commercial
  Funding Corp., Series
  2007-GG9, Class AM, 5.48%,
  3/10/39                                               970,000       931,296
GS Mortgage Securities Corp.,
  Series 2007-EOP, Class A1,
  5.41%, 3/6/20 (a)                                   2,245,925     2,245,925
GS Mortgage Securities Corp.,
  IO, Series 1997-GL, Class
  X2, 0.67%, 7/13/30
  (a)(c)(d)                                              36,691           638
LB-UBS Commercial Mortgage
  Trust, Series 2006-C6,
  Class A4, 5.37%, 9/15/39                            1,100,000     1,058,117
Morgan Stanley Capital I,
  Series 2006-HQ10, Class A4,
  5.33%, 11/12/41                                     1,000,000       958,057
Washington Mutual Commercial
  Mortgage Securities Trust,
  Series 2006-SL1, Class A,
  5.30%, 11/23/43 (a)(b)                                987,411       976,352
                                                                  ------------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(COST $13,379,518)                                                 13,121,176
                                                                  ------------
FOREIGN BONDS - 5.6%
DOMINICAN REPUBLIC - 0.3%
Dominican Republic Treasury
  Bill, 13.00%, 10/22/07 (e)                            300,000       300,554
                                                                  ------------
                                                                      300,554
                                                                  ------------
ICELAND - 1.0%
Kaupthing Bank, 6.06%,
  1/15/10 (a)(b)                                      1,250,000     1,263,003
                                                                  ------------
                                                                    1,263,003
                                                                  ------------
NETHERLANDS - 0.9%
Shell International Finance
  BV, 5.20%, 3/22/17                                  1,100,000     1,061,624
                                                                  ------------
                                                                    1,061,624
                                                                  ------------
SOUTH KOREA - 1.1%
Citibank Korea, Inc., 4.68%,
  6/18/13, Callable 6/18/08 @
  100 (a)                                             1,400,000     1,389,137
                                                                  ------------
                                                                    1,389,137
                                                                  ------------
UNITED KINGDOM - 2.3%
Barclays Bank plc, 5.93%,
  12/31/49 (b)                                        1,500,000     1,432,734

Granite Master Issuer plc,
  Series 2005-4, Class A3,
  5.43%, 12/20/54 (a)                                 1,400,000     1,400,297
                                                                  ------------
                                                                    2,833,031
                                                                  ------------

TOTAL FOREIGN BONDS
(COST $6,942,942)                                                   6,847,349
                                                                  ------------
INVESTMENT COMPANY - 2.6%
Northern Institutional
  Diversified Asset
  Portfolio, 5.03%  (f)                               3,180,404     3,180,404
                                                                  ------------

TOTAL INVESTMENT COMPANY
(COST $3,180,404)                                                   3,180,404
                                                                  ------------
TOTAL INVESTMENTS (COST $146,616,876) -- 119.9%                   145,828,372
                                                                 ============

         Percentages indicated are based on net assets of $121,649,307.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c) Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate adjusts periodically based on the pay off of the underlying mortgage. The interest rate presented represents the rates in effect on July 31, 2007. The principal amount shown is the notional amount of the underlying mortgages.

(d) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.001% of net assets.

(e) Discount note. Rate presented represents the effective yield at time of purchase.

(f) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

FHA      Federal Housing Administration

IO       Interest-Only  security.  Represents  0.1% of net  assets.

LLC      Limited Liability Co.

PLC      Public Limited Co.

TBA Security was traded on a "to be announced" basis. Represents 19.9% of net assets.


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)

                                                        SHARES     VALUE ($)
                                                        ------     --------
COMMON STOCKS - 98.7%
AUSTRALIA - 3.8%
Coles Myer Ltd.                                         10,200        125,290
Macquarie Airports                                     999,194      3,668,134
National Australia Bank Ltd.                           131,665      4,282,287
QBE Insurance Group Ltd.                               154,900      3,910,514
Zinifex Ltd.                                           235,900      3,900,643
                                                                  ------------
                                                                   15,886,868
                                                                  ------------
AUSTRIA - 1.9%
OMV AG                                                  49,300      3,062,623
Voestalpine AG                                          59,600      4,957,837
                                                                  ------------
                                                                    8,020,460
                                                                  ------------
BELGIUM - 1.0%
Fortis                                                 106,100      4,181,270
                                                                  ------------
BRAZIL - 2.1%
Banco Do Brasil S.A.                                    60,000        946,714
Gerdau SA ADR                                           75,150      1,899,041
Petroleo Brasileiro SA ADR                              55,400      3,094,090
Unibanco ADR                                             8,100        944,784
Usinas Siderurgicas de Minas
  Gerais SA                                             30,200      1,861,127
                                                                  ------------
                                                                    8,745,756
                                                                  ------------
CANADA - 2.5%
Canadian Imperial Bank of
  Commerce                                              21,000      1,821,378
Encana Corp.                                            59,500      3,643,085
Gerdau Ameristeel Corp.                                161,000      2,125,532
Nexen, Inc.                                                 34          1,055
Teck Cominco Ltd., B shares                             64,600      2,865,054
                                                                  ------------
                                                                   10,456,104
                                                                  ------------
CHINA - 0.3%
China Petroleum & Chemical
  Corp.                                                592,000        628,213
China Telecom Corp., Ltd.                            1,264,000        731,751
                                                                  ------------
                                                                    1,359,964
                                                                  ------------
DENMARK - 0.3%
Carlsberg AS, Class B                                    8,600       1,103,444
                                                                   -----------
FINLAND - 0.3%
Nokia Oyj                                               52,100       1,488,160
                                                                   -----------
FRANCE - 12.5%
Air France-KLM                                          28,700       1,291,672
BNP Paribas SA                                          64,580       7,098,207
Credit Agricole SA                                      98,989       3,781,912
France Telecom SA                                      107,200       2,881,673
Lagardere S.C.A.                                        34,800       2,748,651
Michelin, B Shares                                      39,700       5,241,007
Renault SA                                              62,300       9,002,685
Sanofi-Aventis                                          68,900       5,770,615
Societe Generale                                        35,385       6,081,293
Total SA                                               110,600       8,709,003
                                                                   -----------
                                                                    52,606,718
                                                                   -----------
GERMANY - 11.5%
Allianz SE                                              39,800       8,470,463
BASF AG                                                 48,300       6,246,291
Continental AG                                          14,900       2,153,714
DaimlerChrysler AG                                      23,300       2,109,805
Deutsche Bank AG                                        16,600       2,261,631
Deutsche Lufthansa AG                                  162,600       4,566,378
Deutsche Telekom AG                                    241,900       4,156,443
E.ON AG                                                 41,000       6,428,671
Muenchener
  Rueckversicherungs-Gesellschaft AG                    43,400       7,468,529
RWE AG                                                  44,500       4,714,270
                                                                   -----------
                                                                    48,576,195
                                                                   -----------
GREECE - 0.4%
Public Power Corp.                                      61,000       1,816,221
                                                                   -----------
HONG KONG - 0.5%
China Netcom Group Corp.,
  Ltd.                                                 462,000       1,178,389
Sino Land Co., Ltd.                                    396,695         883,512
                                                                   -----------
                                                                     2,061,901
                                                                   -----------
INDIA - 0.4%
State Bank of India GDR                                 17,600       1,712,480
                                                                   -----------
ITALY - 3.8%
Buzzi Unicem SpA                                        91,400       2,805,686
ENI SpA                                                210,800       7,376,493
Fondiaria-SAI SpA                                       60,800       2,901,768
Fondiaria-SAI SpA-RNC                                   18,700         652,496
Italcementi SpA                                         91,700       2,515,014
                                                                   -----------
                                                                    16,251,457
                                                                   -----------
JAPAN - 21.7%
Alps Electric Co., Ltd.                                 55,000         545,199
Canon, Inc.                                             32,250       1,704,768
EDION Corp.                                             67,800         738,777
FUJITSU Ltd.                                           441,000       2,911,172
Honda Motor Co., Ltd.                                   47,000       1,706,762
Isuzu Motors, Ltd.                                     570,000       3,094,768
ITOCHU Corp.                                           136,000       1,706,268
JFE Holdings, Inc.                                     110,400       7,572,197
Kyushu Electric Power Co.,
  Inc.                                                 101,300       2,406,437
Mitsubishi Chemical Holdings
  Corp.                                                187,000       1,700,007
Mitsubishi Corp.                                       129,000       3,809,973
Mitsubishi UFJ Financial
  Group, Inc.                                              262       2,796,384
Mitsui & Co., Ltd.                                     209,000       4,912,234
Mitsui Chemicals, Inc.                                 417,000       3,235,637
Mitsui O.S.K. Lines, Ltd.                              327,000       5,105,658
NAMCO BANDAI  Holdings, Inc.                           123,800       1,940,062
Nippon Mining Holdings, Inc.                           360,000       3,619,536
Nippon Telegraph & Telephone
  Corp.                                                    881       3,832,096
Nippon Yusen Kabushiki Kaisha                          152,000       1,532,610
Nissan Motor Co., Ltd.                                 303,000       3,275,408
ORIX Corp.                                              21,300       5,112,993
Sharp Corp.                                            216,000       3,722,965
Sony Corp.                                              12,510         668,002
Sumitomo Heavy Industries,
  Ltd.                                                 163,000       1,995,016
Sumitomo Mitsui Financial
  Group, Inc.                                              731       6,607,062
The Tokyo Electric Power Co.,
  Inc.                                                 147,900       3,948,805
Toshiba Corp.                                          543,000       5,093,309
Toyota Motor Corp.                                     105,900       6,438,758
                                                                   -----------
                                                                    91,732,863
                                                                   -----------
NETHERLANDS - 5.5%
Arcelor Mittal Co. NV                                  107,652       6,600,949
Corporate Express NV                                   107,400       1,454,109
European Aeronautic Defense
  and Space Co.                                         71,530       2,144,356
ING Groep NV                                           216,068       9,120,218
Koninklijke Ahold NV (a)                               116,400       1,473,247

Wolters Kluwer NV                                       89,700       2,627,331
                                                                   -----------
                                                                    23,420,210
                                                                   -----------
SINGAPORE - 0.4%
Neptune Orient Lines Ltd.                              427,000       1,551,614
                                                                   -----------
SOUTH AFRICA - 0.5%
Sanlam, Ltd.                                           554,040       1,759,844
Standard Bank Group, Ltd.                               34,900         494,802
                                                                   -----------
                                                                     2,254,646
                                                                   -----------
SOUTH KOREA - 1.8%
Honam Petrochemical Corp.                                8,100       1,107,392
Hynix Semiconductor, Inc. (a)                           24,700         995,509
Hyundai Motors Co., Second
  Preferred                                             15,950         775,701
Industrial Bank of Korea GDR                            88,300       1,942,600
Kookmin Bank ADR                                        14,600       1,252,534
POSCO ADR                                               11,400       1,623,930
                                                                   -----------
                                                                     7,697,666
                                                                   -----------
SPAIN - 1.3%
Repsol YPF SA                                          141,100       5,318,654
                                                                   -----------
SWEDEN - 1.3%
Electrolux AB, B Shares                                118,500       2,964,266
Svenska Cellusoa AB (SCA), B
  Shares                                               134,400       2,373,368
                                                                   -----------
                                                                     5,337,634
                                                                   -----------
SWITZERLAND - 1.6%
Credit Suisse Group                                     81,100       5,291,630
Novartis AG                                             24,830       1,339,658
                                                                   -----------
                                                                     6,631,288
                                                                   -----------
TAIWAN - 1.0%
China Steel Corp. GDR                                   38,878       1,001,118
Gigabyte Technology Co., Ltd.                           11,112           9,338
Siliconware Precision
  Industries Co.                                       707,672       1,352,775
Taiwan Semiconductor
  Manufacturing Co., Ltd.                              508,398         998,557
United Microelectronics Corp.                        1,570,000         874,208
                                                                   -----------
                                                                     4,235,996
                                                                   -----------
THAILAND - 0.3%
PTT Public Company Ltd. plc                            121,400       1,115,685
                                                                   -----------
UNITED KINGDOM - 22.0%
AstraZeneca plc                                        110,300       5,700,057
Aviva plc                                              346,270       4,811,609
BAE Systems plc                                        485,500       4,115,445
Barclays plc                                           457,700       6,428,243
BP plc                                                 125,000       1,447,914
British American Tobacco plc                           111,100       3,589,938
British Energy Group plc                               277,000       2,776,934
Centrica plc                                           174,400       1,263,961
Friends Provident plc                                  782,500       2,938,662
GlaxoSmithKline plc                                    259,600       6,569,361
HBOS plc                                               373,041       7,263,432
Home Retail Group plc                                  358,100       2,973,708
ITV plc                                                879,270       1,806,622
Kazakhmys plc                                          143,300       3,646,868
Punch Taverns plc                                       91,000       2,109,361
Royal & Sun Alliance
  Insurance Group plc                                  762,188       2,043,023
Royal Bank of Scotland Group
  plc                                                  624,608       7,435,741
Royal Dutch Shell plc, A
  Shares                                                99,087       3,847,475
Royal Dutch Shell plc, B
  Shares                                                45,973       1,817,725
SABMiller plc                                          102,000       2,615,708
Taylor Woodrow plc                                     468,220       3,084,256
Vodafone Group plc                                   2,879,158       8,654,367
Xstrata plc                                             96,000       6,118,435
                                                                   -----------
                                                                    93,058,845
                                                                   -----------

TOTAL COMMON STOCKS
(COST $313,395,505)                                                416,622,099
                                                                   -----------
INVESTMENT COMPANY - 0.8%
Northern Institutional
  Diversified Asset
  Portfolio, 5.03% (b)                               3,502,876       3,502,876
                                                                   -----------
TOTAL INVESTMENT COMPANY (COST $3,502,876)                           3,502,876
                                                                   -----------
TOTAL INVESTMENTS (COST $316,898,381) -- 99.5%                     420,124,975
                                                                   ===========

         Percentages indicated are based on net assets of $422,319,740.

(a)      Represents  non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

ADR      American Depositary Receipt

GDR      Global Depositary Receipt

PLC      Public Limited Co.

SPA      Standby Purchase Agreement


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

SCHEDULE PORTFOLIO INVESTMENTS - JULY 31, 2007


INDUSTRY                                              PERCENT OF NET ASSETS
--------                                              ---------------------
Aerospace & Defense                                            1.5%
Automotive                                                     8.7%
Banking & Financial Services                                  19.9%
Broadcasting                                                   0.4%
Building & Construction                                        2.6%
Cash & Cash Equivalents                                        0.8%
Chemicals                                                      2.9%
Computer Related                                               0.0%
Distribution/Wholesale                                         0.3%
Drugs - Medical                                                4.6%
Electrical                                                     6.1%
Electronic Components & Semiconductors                         3.2%
Food & Beverage                                                0.9%
Import/Export                                                  1.5%
Insurance                                                      8.3%
Manufacturing                                                  2.9%
Metals & Mining                                               10.5%
Oil & Gas                                                     10.6%
Publishing                                                     1.3%
Real Estate                                                    0.2%
Retail                                                         1.8%
Telecommunications                                             5.4%
Tobacco                                                        0.9%
Transportation Services                                        4.2%
                                                      ---------------------
Total Investments                                             99.5%
                                                      =====================

HSBC INVESTOR OPPORTUNITY PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)


                                                        SHARES     VALUE ($)
                                                        ------     ---------
COMMON STOCKS - 97.1%
AEROSPACE & DEFENSE - 3.6%
Empresa Brasileira de
  Aeronautica S.A. ADR                                  56,400       2,438,172
Esterline Technologies Corp.
  (a)                                                   38,300       1,772,907
Hexcel Corp. (a)                                       102,100       2,219,654
                                                                   -----------
                                                                     6,430,733
                                                                   -----------
BANKING - 1.7%
East West Bancorp, Inc.                                 84,100       3,083,106
                                                                   -----------
                                                                     3,083,106
                                                                   -----------
BIOTECHNOLOGY - 1.6%
Invitrogen Corp. (a)                                    39,000       2,800,200
                                                                   -----------
                                                                     2,800,200
                                                                   -----------
CASINOS & GAMBLING - 0.7%
Pinnacle Entertainment, Inc.
  (a)                                                   48,100       1,275,131
                                                                   -----------
                                                                     1,275,131
                                                                   -----------
COMMERCIAL SERVICES - 3.4%
Alliance Data Systems Corp.
  (a)                                                   54,100       4,154,880
Schawk, Inc., Class A                                   96,300       1,839,330
                                                                   -----------
                                                                     5,994,210
                                                                   -----------
COMPUTER SOFTWARE - 8.6%
ACI Worldwide, Inc. (a)                                110,900       3,385,777
Business Objects S.A. ADR (a)                           66,800       3,006,000
Citrix Systems, Inc. (a)                                49,500       1,790,415
Nuance Communications, Inc.
  (a)                                                  136,200       2,244,576
Red Hat, Inc. (a)                                      134,400       2,798,208
Satyam Computer Services Ltd.
  ADR                                                   82,600       2,202,116
                                                                   -----------
                                                                    15,427,092
                                                                   -----------
CONSUMER DISCRETIONARY - 1.5%
Sotheby's Holdings, Inc.                                63,900       2,731,725
                                                                   -----------
                                                                     2,731,725
                                                                   -----------
CONSUMER PRODUCTS - 3.9%
Church & Dwight Co., Inc.                               73,700       3,615,722
Jarden Corp. (a)                                        90,500       3,269,765
                                                                   -----------
                                                                     6,885,487
                                                                   -----------
DIVERSIFIED MANUFACTURING OPERATIONS - 4.4%
Actuant Corp., Class A                                  42,100       2,567,258
AMETEK, Inc.                                           136,700       5,334,034
                                                                   -----------
                                                                     7,901,292
                                                                   -----------
EDUCATION - 0.9%
Corinthian Colleges, Inc. (a)                          116,279       1,566,278
                                                                   -----------
                                                                     1,566,278
                                                                   -----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 7.9%
Atmel Corp. (a)                                        328,500       1,770,615
ATMI, Inc. (a)                                          63,400       1,837,332
Cognos, Inc. (a)                                       120,600       4,838,472
Silicon Laboratories, Inc. (a)                         107,400       3,740,742
Varian Semiconductor
  Equipment Associates, Inc.
  (a)                                                   42,025       1,975,175
                                                                   -----------
                                                                    14,162,336
                                                                   -----------
ENVIRONMENTAL SERVICES - 1.1%
Waste Connections, Inc. (a)                             59,800       1,853,800
                                                                   -----------
                                                                     1,853,800
                                                                   -----------
FINANCIAL SERVICES - 4.6%
Affiliated Managers Group,
  Inc. (a)                                              36,000       4,068,000
Jefferies Group, Inc.                                   55,600       1,460,612
MF Global Ltd. (a)                                     105,900       2,640,087
                                                                   -----------
                                                                     8,168,699
                                                                   -----------
HEALTH CARE - 13.2%
Gen-Probe, Inc. (a)                                     66,800       4,209,068
Manor Care, Inc.                                        56,400       3,572,940
Pediatrix Medical Group, Inc.
  (a)                                                   48,800       2,633,248
ResMed, Inc. (a)                                        61,700       2,651,866
Respironics, Inc. (a)                                  127,100       5,814,825
Ventana Medical Systems, Inc.
  (a)                                                   38,300       3,191,922
Volcano Corp. (a)                                       92,100       1,589,646
                                                                   -----------
                                                                    23,663,515
                                                                   -----------
INDUSTRIAL MANUFACTURING - 5.9%
Gardner Denver, Inc. (a)                                88,700       3,689,033
IDEX Corp.                                             119,500       4,327,095
WESCO International, Inc. (a)                           48,800       2,613,240
                                                                   -----------
                                                                    10,629,368
                                                                   -----------
MEDIA - 3.2%
DreamWorks Animation SKG,
  Inc. (a)                                              88,700       2,749,700
Meredith Corp.                                          52,600       2,971,374
                                                                   -----------
                                                                     5,721,074
                                                                   -----------
OIL & GAS - 12.4%
Chesapeake Energy Corp.                                 85,700       2,917,228
Consol Energy, Inc.                                     89,400       3,723,510
Denbury Resources, Inc. (a)                             94,800       3,792,000
Grant Prideco, Inc. (a)                                 54,100       3,035,010
Massey Energy Co.                                       87,200       1,861,720
Range Resources Corp.                                   69,800       2,592,372
Smith International, Inc.                               70,600       4,335,546
                                                                   -----------
                                                                    22,257,386
                                                                   -----------
PHARMACEUTICALS - 10.6%
Alexion Pharmaceuticals, Inc.
  (a)                                                   53,904       3,135,057
Elan Corp. PLC ADR (a)                                 392,400       7,349,652
MGI Pharma, Inc. (a)                                   128,500       3,216,355
OSI Pharmaceuticals, Inc. (a)                          127,800       4,120,272
Santarus, Inc. (a)                                     241,300       1,158,240
                                                                   -----------
                                                                    18,979,576
                                                                   -----------
RETAIL - 3.9%
Dick's Sporting Goods, Inc.
  (a)                                                   33,700       1,894,951
PETsMART, Inc.                                         106,700       3,449,611
Rite Aid Corp. (a)                                     285,000       1,570,350
                                                                   -----------
                                                                     6,914,912
                                                                   -----------
TELECOMMUNICATIONS - 4.0%
Comverse Technology, Inc. (a)                           73,600       1,418,272
NeuStar, Inc. (a)                                      132,800       3,829,952

Polycom, Inc. (a)                                       64,000       1,982,080
                                                                   -----------
                                                                     7,230,304
                                                                   -----------

TOTAL COMMON STOCKS
(COST $143,420,765)                                                173,676,224
                                                                   -----------
INVESTMENT COMPANY - 3.0%
Northern Institutional
  Government Select
  Portfolio, 5.04%, (b)                              5,291,805       5,291,805
                                                                   -----------

TOTAL INVESTMENT COMPANY
(COST $5,291,805)                                                    5,291,805
                                                                   -----------
TOTAL INVESTMENTS (COST $148,712,570) --
100.1%                                                             178,968,029
                                                                   ===========

         Percentages indicated are based on net assets of $178,780,631.

(a)      Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

ADR      American Depositary Receipt

PLC      Public Limited Co.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)            JULY 31, 2007

         1. ORGANIZATION:

The HSBC Advisor Funds Trust (the "Advisor Trust"), a Massachusetts business trust organized on April 5, 1996, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Advisor Trust is compromised of three separate funds, each a diversified series of the HSBC Investor Family of Funds. The Advisor Trust contains the following funds (individually a "Feeder Fund", collectively the "Feeder Funds"):

         FUND                                                 SHORT NAME
         ----                                                 ----------
         HSBC Investor Core Plus Fixed Income Fund            Core Plus Fixed Income Fund
         HSBC Investor International Equity Fund              International Equity Fund
         HSBC Investor Opportunity Fund                       Opportunity Fund

The HSBC Investor Portfolios (the "Portfolio Trust") is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following funds (individually a "Portfolio", collectively the "Portfolios"):

         PORTFOLIO                                            SHORT NAME
         ---------                                            ----------
         HSBC Investor Core Plus Fixed Income Portfolio       Core Plus Fixed Income Portfolio
         HSBC Investor International Equity Portfolio         International Equity Portfolio
         HSBC Investor Opportunity Portfolio                  Opportunity Portfolio



The Core Plus Fixed Income Fund, the International Equity Fund, and the Opportunity Fund utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their Respective Portfolios (as defined below).

                                                                   PROPORTIONATE
                                                                    INTEREST ON
FEEDER FUND                    RESPECTIVE PORTFOLIO                JULY 31, 2007
-----------                    --------------------                -------------
Core Plus Fixed Income Fund    Core Plus Fixed Income Portfolio        69.3%
International Equity Fund      International Equity Portfolio          86.2%
Opportunity Fund               Opportunity Portfolio                   75.9%

The Portfolios are diversified series of the Portfolio Trust and, like each Feeder Fund, are open-end management investment companies. The Portfolios' Schedules of Portfolio Investments ("Schedules") should be read in conjunction with the Schedules of the Feeder Funds.

Under the Feeder Funds and Portfolios organizational documents, the Feeder Funds and Portfolios' officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Feeder Funds and Portfolios. In addition, in the normal course of business, the Feeder Funds and Portfolios enter into contracts with their service providers, which also provide for indemnifications by the Feeder Funds and Portfolios. The Feeder Funds and Portfolios maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Feeder Funds and Portfolios. However, based on experience, the Feeder Funds and Portfolios expect that risk of loss to be remote.


         2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Feeder Funds and Portfolios in the preparation of their Schedules. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

SECURITIES VALUATION:


A. FEEDER FUNDS

The Feeder Funds record their investments in their respective Portfolios at fair value. Securities of the Portfolios are recorded at value as more fully discussed in the following note.

B. PORTFOLIOS

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include; corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

INVESTMENT TRANSACTIONS:

A. FEEDER FUNDS

The Feeder Funds record daily their pro-rata share of income, expenses, changes in unrealized appreciation and depreciation and realized and unrealized gains and losses derived from their respective Portfolios.

B. PORTFOLIOS

During the period, investment transactions are accounted for no later than one business day following trade date. For financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period.


FOREIGN CURRENCY TRANSLATION:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of investments, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.

FUTURES CONTRACTS:

Each Portfolio may invest in futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

MORTGAGE DOLLAR ROLL TRANSACTIONS:

The Core Plus Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee.

RESTRICTED AND ILLIQUID SECURITIES:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment adviser based on procedures established by the Board of Trustees. Therefore, not all restricted securities are considered illiquid. At July 31, 2007, the HSBC Core Plus Fixed Income Portfolio held restricted securities that were illiquid, representing 0.001% of net assets, as follows:


                                                     ACQUISITION     ACQUISITION       PRINCIPAL
                     SECURITY NAME                      DATE          COST ($)         AMOUNT ($)      VALUE ($)
                     --------------                  -----------     -----------       ----------      ---------
CORE PLUS FIXED INCOME PORTFOLIO
DLJ Mortgage Acceptance Corp., IO,
   Series 1997-CFI, Class S, 0.90%, 5/15/30           5/16/1997         1,984           58,308          835
GS Mortgage Securites Corp., IO,
    Series 1997-GL, Class X2, 0.67%, 7/13/30          8/14/1997         1,956           36,691          638

REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Portfolio seeks to assert its rights.

FEDERAL INCOME TAX INFORMATION:

At July 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                      NET UNREALIZED
                                                               TAX UNREALIZED     TAX UNREALIZED       APPRECIATION
FUND NAME                                     TAX COST          APPRECIATION       DEPRECIATION       (DEPRECIATION)
---------                                     --------          ------------      -------------       -------------
Core Plus Fixed Income Portfolio            $147,419,606       $    410,929        $(2,002,163)       $ (1,591,234)
International Equity Portfolio               317,200,977        110,756,883         (7,832,885)        102,923,998
Opportunity Portfolio                        149,735,812         36,340,842         (7,108,625)         29,232,217

ITEM 2. CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HSBC ADVISOR FUNDS TRUST

By (Signature and Title)* /S/ RICHARD A. FABIETTI, PRESIDENT
                         -----------------------------------
                         Richard A. Fabietti, President

Date    September 24, 2007
    --------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ RICHARD A. FABIETTI, PRESIDENT
                         -----------------------------------
                          Richard A. Fabietti, President

Date    September 24, 2007
    --------------------------------------------------------

By (Signature and Title)* /S/ TROY A. SHEETS, TREASURER
                         -----------------------------------
                         Troy A. Sheets, Treasurer

Date    September 24, 20007
    --------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.